Real Estate Amortization of Intangible Assets and Other Leasing Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of amortization expense
Amortization expense, in-place lease valuation	$ (468)	$ (546)	$ (301)
Amortization expense, Tenant origination and absorption cost	45,044	14,098	4,791
Amortization Of Ground Leasehold Interest	26	0	0
Amortization of Other Leasing Costs	$ 143	$ 0	$ 0